REVENUES	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
REVENUES

NOTE 21 — REVENUES

An analysis of revenues are as follows:

	For the years ended December 31,
	2020	2021	2022	2022
	HK$’000	HK$’000	HK$’000	US$’000
Revenue for contracts with customers
Sale of graphene products	215,462	242,921	214,614	27,515
Landscape architecture design services	149,160	130,149	122,856	15,751
Catering revenue	7,809	3,755	-	-
Catering management services	16,421	14,210	3,771	483
	388,852	391,035	341,241	43,749

Details of revenue for contracts with customers:

Disaggregated revenue information for the year ended December 31, 2020:

	Graphene products business	Landscape and architecture design business	Catering business	Total
	HK$’000	HK$’000	HK$’000	HK$’000
Type of goods or services
Sales of graphene products	215,462	-	-	215,462
Landscape design services	-	149,160	-	149,160
Catering revenue	-	-	7,809	7,809
Catering management services	-	-	16,421	16,421
Total Revenue	215,462	149,160	24,230	388,852

Geographical markets
The PRC	215,462	123,972	20,912	360,346
Hong Kong	-	23,984	-	23,984
Others	-	1,204	3,318	4,522
Total Revenue	215,462	149,160	24,230	388,852

Timing of revenue recognition
Goods transferred at a point in time	215,462	-	7,809	223,271
Services transferred over time	-	149,160	16,421	165,581
Total Revenue	215,462	149,160	24,230	388,852

Disaggregated revenue information for the year ended December 31, 2021:

	Graphene products business	Landscape and architecture design business	Catering business	Total
	HK$’000	HK$’000	HK$’000	HK$’000
Type of goods or services
Sales of graphene products	242,921	-	-	242,921
Landscape architecture design services	-	130,149	-	130,149
Catering revenue	-	-	3,755	3,755
Catering management services	-	-	14,210	14,210
Total Revenue	242,921	130,149	17,965	391,035
Geographical markets
The PRC	242,921	105,869	17,965	366,755
Hong Kong	-	23,220	-	23,220
Others	-	1,060	-	1,060
Total Revenue	242,921	130,149	17,965	391,035
Timing of revenue recognition
Goods transferred at a point in time	242,921	-	3,755	246,676
Services transferred over time	-	130,149	14,210	144,359
Total Revenue	242,921	130,149	17,965	391,035

Disaggregated revenue information for the year ended December 31, 2022:

	Graphene products business	Landscape and architecture design business	Catering business	Total	Total
	HK$’000	HK$’000	HK$’000	HK$’000	US$’000
Type of goods or services
Sales of graphene products	214,614	-	-	214,614	27,515
Landscape architecture design services	-	122,856	-	122,856	15,751
Catering revenue	-	-	-	-	-
Catering management services	-	-	3,771	3,771	483
Total Revenue	214,614	122,856	3,771	341,241	43,749
Geographical markets
The PRC	214,614	97,706	3,771	316,091	40,525
Hong Kong	-	23,204	-	23,204	2,975
Others	-	1,946	-	1,946	249
Total Revenue	214,614	122,856	3,771	341,241	43,749
Timing of revenue recognition
Goods transferred at a point in time	214,614	-	-	214,614	27,515
Services transferred over time	-	122,856	3,771	126,627	16,234
Total Revenue	214,614	122,856	3,771	341,241	43,749

The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period and recognized from performance obligations satisfied in previous periods:

	2020	2021	2022	2022
	HK$’000	HK$’000	HK$’000	US$’000
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Landscape architecture design services	5,691	25,662	22,315	2,861

Performance obligations

Information about the Group’s performance obligations is summarized below:

Sale of graphene products

The performance obligation is satisfied upon delivery of the graphene products and payment is generally due within two months to four months from delivery, except for new customers, where payment in advance is normally required.

Landscape architecture design business

The performance obligation is satisfied over time as services are rendered. A certain percentage of payment is retained by customers until the end of the retention period as the Group’s entitlement to the final payment is conditional on the satisfaction of the service quality by the customers over a certain period as stipulated in the contracts.

Catering services

The performance obligation is satisfied upon delivery of catering products and payment at the same time.

Management services

The performance obligation is satisfied over time as services are rendered. Management service contracts are for periods of more than one year.

The transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) at end of reporting period are as follows:

	For the years ended December 31,
	2020	2021	2022	2022
	HK$’000	HK$’000	HK$’000	US$’000
Within one year	123,860	96,204	83,797	10,743
More than one year	391,420	373,570	330,749	42,404
	515,280	469,774	414,546	53,147

The remaining performance obligations expected to be recognized in more than one year relate to landscape architecture design services that are to be satisfied within five years and catering management service that are to be satisfied within twenty years. All the other remaining performance obligations are expected to be recognized within one year. The amounts disclosed above do not include variable consideration which is constrained.